AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 90.3%
Long-Term Municipal Bonds – 90.3%
Alabama – 0.9%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$110	$129,624
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	595	687,909

		817,533

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	135	170,659

Arizona – 0.8%
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 05/20/2033	201	217,301
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	200	215,482
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	100	103,853
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	108,582

		645,218

California – 3.0%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2037	175	208,523
California Housing Finance Series 20192 4.00%, 03/20/2033	157	179,431
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2040	250	303,635
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	250	266,935
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018A 5.50%, 12/01/2058(a)	250	300,212

	Principal Amount (000)	U.S. $ Value
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	$1,305	$1,358,388

		2,617,124

Colorado – 3.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	652,884
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	540	667,861
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015B 5.00%, 09/01/2030	200	231,920
Copper Ridge Metropolitan District 5.00%, 12/01/2039	500	502,550
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) 5.375%, 01/01/2041(a)	250	248,025
Vauxmont Metropolitan District AGM 5.00%, 12/15/2028-12/01/2050	480	569,565

		2,872,805

Connecticut – 0.9%
City of New Haven CT Series 2018A 5.50%, 08/01/2038	615	741,672

District of Columbia – 0.1%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016A 5.00%, 06/01/2041	100	112,721

Florida – 5.8%
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	105,943
Citizens Property Insurance, Inc. Series 2015A 5.00%, 06/01/2022	310	322,394
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2053	1,000	300,890
County of Lake FL (Waterman Communities, Inc.) 3.375%, 08/15/2026	100	100,766
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015A 5.00%, 06/01/2028	780	920,002
County of Miami-Dade FL Aviation Revenue Series 2015A 5.00%, 10/01/2031	265	312,461

	Principal Amount (000)	U.S. $ Value
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2036	$230	$149,606
Florida Development Finance Corp. (Brightline Trains Florida LLC) 7.375%, 01/01/2049(a)	100	97,320
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	270	317,442
Pinellas County Industrial Development Authority 5.00%, 07/01/2039	505	607,470
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	175	179,981
1.705%, 07/01/2027	120	123,932
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	655	770,542
Village Community Development District No. 13 3.55%, 05/01/2039	635	679,513

		4,988,262

Georgia – 0.5%
City of Atlanta GA Department of Aviation Series 2012A 5.00%, 01/01/2031	310	322,353
Municipal Electric Authority of Georgia 5.00%, 01/01/2038	100	124,215

		446,568

Guam – 0.3%
Territory of Guam 5.00%, 11/15/2031	225	247,235

Illinois – 10.0%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	325	402,915
Series 2012A 5.00%, 12/01/2042	240	252,972
Series 2019A 5.00%, 12/01/2029-12/01/2030	200	256,143
Series 2019B 5.00%, 12/01/2033	100	125,090
Chicago O’Hare International Airport Series 2015C 5.00%, 01/01/2034	335	384,613
Series 2017B 5.00%, 01/01/2035	725	884,826
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035	100	113,920

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.33%, 05/15/2048	$85	$76,500
Series 2016C 2.00%, 05/15/2055(b) (c)	15	450
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.25%, 05/15/2050	100	104,953
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2035	250	285,493
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	640	763,187
Series 2015B 5.00%, 12/15/2045	600	672,282
State of Illinois Series 2013 5.50%, 07/01/2025	270	298,499
Series 2016 5.00%, 02/01/2024	375	419,284
Series 2017D 5.00%, 11/01/2026-11/01/2027	930	1,113,905
Series 2018A 5.00%, 10/01/2027	1,000	1,215,910
Series 2019B 5.00%, 11/01/2031	1,000	1,234,710

		8,605,652

Indiana – 0.8%
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 03/01/2030	190	211,436
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2040	100	107,740
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	350	343,647

		662,823

Iowa – 0.4%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018A 5.00%, 05/15/2048	325	366,226

Kentucky – 2.7%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2034	385	432,013

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2037	$175	$209,998
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2039	160	185,648
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	65,605
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	425	476,497
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	600	701,262
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	270,441

		2,341,464

Louisiana – 3.4%
City of New Orleans LA Water System Revenue Series 2014 5.00%, 12/01/2034	100	114,577
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	816,487
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023(b) (c) (d)	250	2
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) 5.00%, 07/01/2059	1,335	1,611,559
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2043	215	252,683
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	128,778

		2,924,086

	Principal Amount (000)	U.S. $ Value

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	$100	$113,021
Maine Health & Higher Educational Facilities Authority Series 2011 7.50%, 07/01/2032 (Pre-refunded/ETM)	165	169,988

		283,009

Maryland – 3.0%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	150	163,395
Maryland Economic Development Corp. (Air Cargo Obligated Group) 4.00%, 07/01/2044	600	676,752
Maryland Economic Development Corp. (Bowie State University) 5.00%, 07/01/2055	1,000	1,171,600
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) 5.00%, 01/01/2036(e)	500	608,250

		2,619,997

Massachusetts – 1.3%
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	678,249
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(f)	325	310,687
Series 2017A 7.75%, 12/01/2044(f)	140	135,545

		1,124,481

Michigan – 0.3%
City of Detroit MI 5.00%, 04/01/2038	75	86,740
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2022	115	122,688
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B Zero Coupon, 06/01/2065	100	12,576
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008C Zero Coupon, 06/01/2058	1,450	69,644

		291,648

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.6%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.12%, 08/01/2028(g)	$400	$388,500
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2049	105	111,679

		500,179

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036	250	292,585

Missouri – 0.2%
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	190	192,700

Nebraska – 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2042	100	106,796

New Hampshire – 0.4%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	212	240,659
New Hampshire Health and Education Facilities Authority Act Series 2012 5.00%, 01/01/2042 (Pre-refunded/ETM)	115	120,092

		360,751

New Jersey – 9.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.25%, 04/01/2026	1,000	1,224,840
Series 2014P 5.00%, 06/15/2029	200	226,626
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	210	223,856
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	100	122,809

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2036	$280	$344,481
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	657,855
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2035	340	420,883
New Jersey Turnpike Authority Series 2017B 5.00%, 01/01/2032	540	680,411
Series 2020D 5.00%, 01/01/2028(e)	1,350	1,668,775
Series 2021B 1.713%, 01/01/2029(e)	1,000	1,012,960
2.782%, 01/01/2040(e)	250	252,928
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	1,045	1,245,180

		8,081,604

New York – 7.4%
Metropolitan Transportation Authority 4.00%, 11/15/2026	1,155	1,325,316
Series 2020C 5.00%, 11/15/2050	1,000	1,230,030
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2040	550	607,986
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2032	865	1,108,601
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	350	52,136
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	200	235,602
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014A 5.00%, 02/15/2028	425	484,458
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2026	365	384,812

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030-01/01/2036	$575	$661,879
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	150	169,365
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	119,323

		6,379,508

North Carolina – 0.7%
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	601,945

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	100	91,220

Ohio – 6.3%
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029	295	294,192
Series 2020B 5.00%, 06/01/2055	2,045	2,382,875
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/2031	445	470,258
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	235,865
County of Cuyahoga/OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	407,705
County of Marion OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	209,111
County of Marion/OH (United Church Homes, Inc. Obligated Group) 5.125%, 12/01/2049	100	107,902
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	100	47,510
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 01/15/2040	100	100,101

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	$145	$146,087
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	100	100,750
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	580	635,964
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	185	207,550
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	140	141,050

		5,486,920

Oklahoma – 2.2%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2039	505	531,427
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2049	1,180	1,369,543

		1,900,970

Other – 0.5%
Federal Home Loan Mortgage Corp. (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	375	411,694

Pennsylvania – 3.3%
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	130	130,975
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040	100	108,904
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	107,013
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	510	521,184
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	116,887

	Principal Amount (000)	U.S. $ Value
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	$200	$243,630
School District of Philadelphia (The) Series 2019A 5.00%, 09/01/2044(h)	1,350	1,662,498

		2,891,091

Puerto Rico – 7.3%
Children’s Trust Fund Series 2008B Zero Coupon, 05/15/2057	5,000	268,650
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	30	24,713
Series 2011A 5.75%, 07/01/2024(b) (c)	40	31,200
Series 2012A 5.75%, 07/01/2028(b) (c)	100	78,375
Series 2014A 8.00%, 07/01/2035(b) (c)	135	98,550
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	149	119,700
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 07/01/2024	120	130,650
Series 2012A 5.00%, 07/01/2022-07/01/2033	215	225,819
5.125%, 07/01/2037	25	26,250
5.25%, 07/01/2029-07/01/2042	200	210,625
5.50%, 07/01/2028	75	79,406
5.75%, 07/01/2037	50	53,062
6.00%, 07/01/2047	50	53,187
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032	85	72,462
5.00%, 07/01/2037(b) (c)	245	208,862
Series 2008W 5.00%, 07/01/2028	245	208,862
5.375%, 07/01/2024	125	106,875
Series 2010A 5.25%, 07/01/2029(b) (c)	100	85,375
5.25%, 07/01/2030	15	12,806
Series 2010C 5.00%, 07/01/2021(b) (c)	25	21,313
5.25%, 07/01/2028	175	149,406
Series 2010D 5.75%, 07/01/2028(b) (c)	15	12,788
Series 2010X 5.25%, 07/01/2040(b) (c)	340	290,275
5.75%, 07/01/2036(b) (c)	125	107,344
Series 2010Z 5.25%, 07/01/2024	40	34,150

	Principal Amount (000)	U.S. $ Value
Series 2012A 5.00%, 07/01/2029	$50	$42,625
5.00%, 07/01/2042(b) (c)	10	8,525
AGM Series 2007V 5.25%, 07/01/2031	375	448,204
NATL Series 2007V 5.25%, 07/01/2035	100	112,053
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	125	152,847
AGC Series 2007N 5.25%, 07/01/2036	110	133,629
NATL Series 2007N 5.25%, 07/01/2032	100	110,391
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	390	402,675
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	2,154	703,749
Series 2019A 4.329%, 07/01/2040	440	486,328
5.00%, 07/01/2058	867	986,395

		6,298,126

South Carolina – 1.1%
South Carolina Public Service Authority
Series 2014A 5.00%, 12/01/2049	220	248,956
Series 2014C 5.00%, 12/01/2046	325	374,124
Series 2016A 5.00%, 12/01/2036	265	322,481

		945,561

Tennessee – 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	370	378,621
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	130	151,275
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	135	64,139
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	255,383

		849,418

	Principal Amount (000)	U.S. $ Value

Texas – 5.5%
Austin Convention Enterprises, Inc. Series 2017A 5.00%, 01/01/2034	$500	$540,195
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042 (Pre-refunded/ETM)	100	109,225
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	176,187
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2014A 5.00%, 12/01/2025	580	682,799
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	100	104,993
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	577,980
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	450	480,924
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	100	105,405
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	250	290,467
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	100	103,933
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2025	675	690,005
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	456	482,552
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044	100	109,248

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	$235	$285,866

		4,739,779

Utah – 1.4%
Salt Lake City Corp. Airport Revenue Series 2018A 5.00%, 07/01/2048(h)	1,000	1,213,590

Virginia – 0.2%
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	165	165,916

Washington – 1.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	315,330
Port of Seattle WA Series 2015C 5.00%, 04/01/2033	510	574,694
State of Washington 5.00%, 06/01/2037-06/01/2040(e)	200	265,689
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	100	102,816
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	100	107,764

		1,366,293

West Virginia – 1.2%
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035	1,000	1,007,590

Wisconsin – 1.6%
UMA Education, Inc. 5.00%, 10/01/2025-10/01/2029(a)	330	381,065
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	100	105,276
Wisconsin Public Finance Authority (21st Century Public Academy) 3.75%, 06/01/2030(a)	350	350,536
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	100	112,302

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017A 5.25%, 05/15/2042(a)	$130	$139,703
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030(a)	260	312,036

		1,400,918

Total Municipal Obligations (cost $73,328,490)		78,164,337

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Risk Share Floating Rate – 2.4%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 1.73% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (i)	252	251,930
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (i)	36	35,785
Series 2016-DNA4, Class M3 3.93% (LIBOR 1 Month + 3.80%), 03/25/2029(i)	257	266,698
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C01, Class 1M2 3.68% (LIBOR 1 Month + 3.55%), 07/25/2029(i)	174	179,975
Series 2014-C01, Class M2 4.53% (LIBOR 1 Month + 4.40%), 01/25/2024(i)	165	168,717
Series 2014-C03, Class 2M2 3.03% (LIBOR 1 Month + 2.90%), 07/25/2024(i)	95	96,350
Series 2015-C01, Class 2M2 4.68% (LIBOR 1 Month + 4.55%), 02/25/2025(i)	18	17,893
Series 2015-C02, Class 1M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(i)	88	90,035
Series 2016-C01, Class 1M2 6.88% (LIBOR 1 Month + 6.75%), 08/25/2028(i)	170	180,101
Series 2016-C02, Class 1M2 6.13% (LIBOR 1 Month + 6.00%), 09/25/2028(i)	232	244,238
Series 2016-C04, Class 1M2 4.38% (LIBOR 1 Month + 4.25%), 01/25/2029(i)	118	122,673
Series 2017-C02, Class 2M2 3.78% (LIBOR 1 Month + 3.65%), 09/25/2029(i)	187	192,484

	Principal Amount (000)	U.S. $ Value
Series 2017-C04, Class 2M2 2.98% (LIBOR 1 Month + 2.85%), 11/25/2029(i)	$241	$244,940

Total Collateralized Mortgage Obligations (cost $2,038,373)		2,091,819

ASSET - BACKED SECURITIES – 2.4%
Autos - Fixed Rate – 2.3%
CPS Auto Trust Series 2021-A, Class C 0.83%, 09/15/2026(a)	1,000	999,913
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)	1,000	1,000,861

		2,000,774

Other ABS - Fixed Rate – 0.1%
Sofi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)	38	38,475

Total Asset-Backed Securities (cost $2,038,128)		2,039,249

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Floating Rate CMBS – 0.6%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.127% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (i)	250	243,482
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.16% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (i)	275	274,728

Total Commercial Mortgage-Backed Securities (cost $522,669)		518,210

CORPORATES - INVESTMENT GRADE – 0.4%
Financial Institutions – 0.4%
Finance – 0.1%
Aviation Capital Group LLC 3.50%, 11/01/2027(a)	55	57,909

Insurance – 0.3%
Centene Corp. 4.25%, 12/15/2027	232	245,737

Total Corporates - Investment Grade (cost $267,326)		303,646

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.381% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (i) (cost $250,000)	250	250,005

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Telecommunications – 0.2%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (c) (cost $244,297)	$275	$192,033

	Shares

SHORT-TERM INVESTMENTS – 5.3%
Investment Companies – 5.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(j) (k) (l) (cost $4,608,755)	4,608,755	4,608,755

Total Investments – 101.9% (cost $83,298,038)(m)		88,168,054
Other assets less liabilities – (1.9)%		(1,633,516)

Net Assets – 100.0%		$86,534,538

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)%	Quarterly	3.16%	USD	1,630	$(141,735)	$(62,833)	$(78,902)
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)	Quarterly	0.69	USD	2,000	(29,130)	3,652	(32,782)

						$(170,865)	$(59,181)	$(111,684)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,110	01/15/2028	1.230%	CPI#	Maturity	$89,315	$—	$89,315
USD	650	01/15/2028	0.735%	CPI#	Maturity	78,678	—	78,678
USD	1,680	01/15/2030	1.714%	CPI#	Maturity	91,853	—	91,853

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,680	01/15/2030	1.731%	CPI#	Maturity	$88,769	$—	$88,769
USD	1,600	01/15/2030	1.585%	CPI#	Maturity	109,624	—	109,624
USD	525	01/15/2030	1.572%	CPI#	Maturity	36,698	—	36,698
USD	525	01/15/2030	1.587%	CPI#	Maturity	35,858	—	35,858

						$530,795	$—	$530,795

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,720	04/01/2022	1.863%	3 Month LIBOR	Quarterly/ Semi-Annual	$(640)	$1,063	$(1,703)
USD	1,195	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	53,284	—	53,284
USD	2,685	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	126,550	—	126,550
USD	2,020	02/07/2030	3 Month LIBOR	1.624%	Quarterly/ Semi-Annual	115,177	—	115,177
USD	1,200	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	142,627	(47)	142,674
USD	1,100	04/01/2039	0.932%	3 Month LIBOR	Semi-Annual/ Quarterly	102,553	—	102,553
USD	1,000	04/01/2039	0.774%	3 Month LIBOR	Semi-Annual/ Quarterly	119,956	—	119,956
USD	5,500	04/01/2044	3 Month LIBOR	2.013%	Quarterly/ Semi-Annual	513,807	—	513,807
USD	3,350	04/01/2054	1.583%	3 Month LIBOR	Semi-Annual/ Quarterly	23,422	—	23,422
USD	200	04/01/2054	3 Month LIBOR	1.583%	Quarterly/ Semi-Annual	(1,413)	575	(1,988)

						$1,195,323	$1,591	$1,193,732

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	17	$(4,405)	$(1,654)	$(2,751)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	515	(133,394)	(59,896)	(73,498)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,000	(259,100)	(127,764)	(131,336)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9	(2,333)	(884)	(1,449)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	114	(29,528)	(11,205)	(18,323)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	171	(44,306)	(16,375)	(27,931)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,000	(259,100)	(129,990)	(129,110)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	149	(38,605)	(13,849)	(24,756)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	750	(194,262)	(70,639)	(123,623)
JP Morgan Securities, LLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	2,750	(205,486)	44,473	(249,959)

						$(1,170,519)	$(387,783)	$(782,736)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,220	10/09/2029	1.120%	SIFMA*	Quarterly/ Quarterly	$(72,333)	$—	$(72,333)
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly/ Quarterly	(73,379)	—	(73,379)

							$(145,712)	$—	$(145,712)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $9,971,699 or 11.5% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023	07/31/2014	$173,773	$2	0.00%

(e)	When-Issued or delayed delivery security.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of January 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$300,522	$310,687	0.36%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	140,000	135,545	0.16%

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2021 and the aggregate market value of this security amounted to $388,500 or 0.45% of net assets.

(h)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,049,750 and gross unrealized depreciation of investments was $(1,495,339), resulting in net unrealized appreciation of $5,554,411.

As of January 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$78,164,337	$—	$78,164,337
Collateralized Mortgage Obligations	—	2,091,819	—	2,091,819
Asset-Backed Securities	—	2,039,249	—	2,039,249
Commercial Mortgage-Backed Securities	—	518,210	—	518,210
Corporates - Investment Grade	—	303,646	—	303,646
Collateralized Loan Obligations	—	250,005	—	250,005
Corporates - Non-Investment Grade	—	192,033	—	192,033
Short-Term Investments	4,608,755	—	—	4,608,755
Liabilities:
Floating Rate Notes(a)	(1,600,000)	—	—	(1,600,000)

Total Investments in Securities	3,008,755	83,559,299	—	86,568,054
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	530,795	—	530,795
Centrally Cleared Interest Rate Swaps	—	1,197,376	—	1,197,376
Liabilities:
Centrally Cleared Credit Default Swaps	—	(170,865)	—	(170,865)
Centrally Cleared Interest Rate Swaps	—	(2,053)	—	(2,053)
Credit Default Swaps	—	(1,170,519)	—	(1,170,519)
Interest Rate Swaps	—	(145,712)	—	(145,712)

Total	$3,008,755	$83,798,321	$—	$86,807,076

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$456	$10,547	$6,394	$4,609	$0	*

*	Amount less than $500.